Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FME AG shareholders' equity	Ordinary shares	Treasury stock	Additional paid-in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2024	€ 14,576,563	€ 293,413		€ 3,345,408	€ 11,266,287	€ (41,964)	€ (13,298)	€ (188,058)	€ (85,225)	€ 1,191,950	€ 15,768,513
Balance at beginning of period (in shares) at Dec. 31, 2024		293,413,449
Equity-settled share-based payment transactions	652			652							652
Dividends paid	(422,515)				(422,515)						(422,515)
Transactions with noncontrolling interests without loss of control	(3,430)			(3,430)						(7,273)	(10,703)
Noncontrolling interests due to changes in consolidation group										3,369	3,369
Contributions from/ to noncontrolling interests										(90,721)	(90,721)
Put option liabilities	73,117				73,117						73,117
Net Income	376,492				376,492					85,412	461,904
Other comprehensive income (loss) related to:
Foreign currency translation, net of reclassification adjustments resulting from deconsolidation	(1,388,651)					(1,405,232)	451	16,161	(31)	(126,823)	(1,515,474)
Cash flow hedges, net of related tax effects	17,660						17,660				17,660
Pensions, net of related tax effects	35,723							35,723			35,723
Fair value changes, net of related tax effects	5,300								5,300		5,300
Comprehensive income	(953,476)									(41,411)	(994,887)
Balance at end of period at Jun. 30, 2025	13,270,911	€ 293,413		3,342,630	11,293,381	(1,447,196)	4,813	(136,174)	(79,956)	1,055,914	14,326,825
Balance at end of period (in shares) at Jun. 30, 2025		293,413,449
Balance at beginning of period at Dec. 31, 2024	14,576,563	€ 293,413		3,345,408	11,266,287	(41,964)	(13,298)	(188,058)	(85,225)	1,191,950	15,768,513
Balance at beginning of period (in shares) at Dec. 31, 2024		293,413,449
Balance at end of period at Dec. 31, 2025	13,309,832	€ 293,413	€ (586,094)	3,079,368	12,207,913	(1,472,886)	2,975	(121,675)	(93,182)	972,977	€ 14,282,809
Balance at end of period (in shares) at Dec. 31, 2025		293,413,449	(14,124,564)								293,413,449
Equity-settled share-based payment transactions	8,517			8,517							€ 8,517
Repurchase of shares	(1,013,533)		€ (507,321)	(506,212)							(1,013,533)
Repurchase of shares (in shares)			(13,179,200)
Withdrawal of treasury stock		€ (24,849)	€ 999,627	(974,778)
Withdrawal of treasury stock (in shares)		(24,848,819)	24,848,819
Dividends paid	(400,161)				(400,161)						(400,161)
Transactions with noncontrolling interests without loss of control	(3,933)			(3,933)						(25,636)	(29,569)
Noncontrolling interests due to changes in consolidation group										(4,501)	(4,501)
Contributions from/ to noncontrolling interests										(119,799)	(119,799)
Put option liabilities	(49,897)				(49,897)						(49,897)
Net Income	335,906				335,906					122,027	457,933
Other comprehensive income (loss) related to:
Foreign currency translation, net of reclassification adjustments resulting from deconsolidation	378,316					382,494	(43)	(4,020)	(115)	29,475	407,791
Cash flow hedges, net of related tax effects	(19,038)						(19,038)				(19,038)
Pensions, net of related tax effects	11,061							11,061			11,061
Fair value changes, net of related tax effects	(359)								(359)		(359)
Comprehensive income	705,886									151,502	857,388
Balance at end of period at Jun. 30, 2026	€ 12,556,711	€ 268,564	€ (93,788)	€ 1,602,962	€ 12,093,761	€ (1,090,392)	€ (16,106)	€ (114,634)	€ (93,656)	€ 974,543	€ 13,531,254
Balance at end of period (in shares) at Jun. 30, 2026		268,564,630	(2,454,945)								268,564,630